PARENT COMPANY FINANCIAL INFORMATION (Details) - Schedule of condensed balance sheets - Separate [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
PARENT COMPANY FINANCIAL INFORMATION (Details) - Schedule of condensed balance sheets [Line Items]
Cash and cash equivalents	$ 632,826	$ 549,766
Other financial assets	155,093	78,706
Other non-financial assets	59,828	38,557
Trade and other accounts receivable	380,204	400,540
Accounts receivable from related entities	3,090,910	933,853
Inventories	206,690	121,949
Current tax assets	357	4,846
Total current assets other than non-current assets (or disposal groups) classified as held for sale	4,525,908	2,128,217
Non-current assets (or disposal groups) classified as held for sale	61,979	161,347
Total current assets	4,587,887	2,289,564
Non-current assets
Other financial assets	6,086	8,804
Investments accounted for using the equity method	8,041,156	8,065,391
Other non-financial assets	8,636	12,344
Accounts receivable	10,900	10,551
Accounts receivable from related entities	33,551	48,008
Intangible assets other than goodwill	228,940	213,822
Property, plant and equipment	7,176,141	7,980,150
Deferred tax assets
Total non-current assets	15,505,410	16,339,070
Total assets	20,093,297	18,628,634
Current liabilities
Other financial liabilities	465,310	3,777,465
Trade and other accounts payables	692,841	3,670,381
Accounts payable to related entities	411,898	1,650,246
Other provisions	883	99
Current tax liabilities
Other non-financial liabilities	1,651,621	1,487,629
Total current liabilities other than (or disposal groups) classified as held for sale	3,222,553	10,585,820
Liabilities included in disposal groups classified as held for sale
Total current liabilities	3,222,553	10,585,820
Non-current liabilities
Other financial liabilities	5,720,415	4,041,347
Accounts payable	279,245	303,309
Accounts payable to related entities	177,779	177,779
Other provisions	10,175,678	10,045,195
Employee benefits	68,740	33,145
Other non-financial liabilities	418,166	508,943
Total non-current liabilities	16,840,023	15,109,718
Total liabilities	20,062,576	25,695,538
EQUITY
Share capital	13,298,486	3,146,265
Retained earnings/(losses)	(7,501,896)	(8,841,106)
Treasury Shares	(178)	(178)
Other equity	39
Other reserves	(5,754,173)	(1,361,529)
Parent’s ownership interest	42,278	(7,056,548)
Non-controlling interest	(11,557)	(10,356)
Total equity	30,721	(7,066,904)
Total liabilities and equity	$ 20,052,794	$ 18,628,634